UNITED STATES
     SECURITIES AND EXCHANGE COMMISSION
     WASHINGTON, D.C. 20549


     FORM 13F

     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:      Wilson/Bennett Capital Management, Inc.
Address:   201 North Union Street, Suite 230
           Alexandria, VA 22314
13F File Number: 28-5872

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John W. Fisher
Title: President
Phone: 703-837-0150

November 10, 2005   John W. Fisher    Alexandria, Virginia
[Date]              [Signature]       [City, State}


Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
0

Form 13F Information Table Entry Total: 21
Form 13F Information Table Value Total: $153,349,209


List of Other Included Managers:
None



Security                   Type       Quantity        Cusip          Value       Voting
EXXON MOBIL                com          320145        30231G102    20,342,005     sole
PROCTER & GAMBLE           com          297711        742718109    17,701,896     sole
3M COMPANY                 com          214563        88579Y101    15,740,336     sole
ALTRIA GROUP, INC.         com          210247        02209S103    15,497,324     sole
CATERPILLAR                com          223661        149123101    13,140,084     sole
JP MORGAN                  com          317644        46625H100    10,777,644     sole
CITIGROUP                  com          211668        172967101     9,635,121     sole
GENERAL ELECTRIC           com          280368        369604103     9,439,991     sole
AMERICAN EXPRESS           com          162157        025816109     9,314,298     sole
DUPONT                     com          217334        263534109     8,512,973     sole
CHEVRON CORPORATION        com          120909        166764100     7,826,440     sole
UNITED PARCEL SERVICE CL B com          112680        911312106     7,789,568     sole
IBM                        com           95132        459200101     7,631,529     sole
CEF ISHARES RUSSELL        com           95776        464287598     6,593,220     sole
KIMBERLY CLARK CORP.       com          109520        494368103     6,519,726     sole
SBC COMMUNICATIONS, INC.   com          260927        78387G103     6,254,420     sole
BANK OF AMERICA CORPORATIONcom          131076        060505104     5,518,300     sole
TIME WARNER INC COM        com           90250        887317105     1,634,428     sole
SPYDER                     com            2353        78462F103       289,513     sole
ISHARES TR S&P MIDCP GROW  com            2952        464287606       213,341     sole
ISHARES TR S&P SMLCP GROW  com            1746        464287887       202,868     sole
